UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Premium Income Municipal Fund (NFL)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 1.3% (0.9% of Total Investments)
$ 2,565	Tampa, Florida, Revenue Bonds, The University of Tampa Project, Trust K92W, 7.381%, 4/01/35 –	4/16 at 100.00	A1	$2,738,343
	CIFG Insured (IF)

	Health Care – 2.8% (2.0% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	4/08 at 100.00	AAA	2,004,740
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – MBIA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AAA	3,054,925
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – MBIA Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AAA	1,012,780
	MBIA Insured

5,500	Total Health Care			6,072,445

	Housing/Multifamily – 10.2% (7.2% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/08 at 101.00	Aaa	987,032
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,270,773
1,000	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,005,190
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,048,892
1,400	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,407,266
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,237,958
1,890	5.750%, 9/01/29 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,896,936
1,395	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	4/08 at 101.00	AAA	1,410,233
	6.250%, 4/01/37 – AMBAC Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series	5/08 at 100.00	AAA	1,003,180
	1996C-1, 6.100%, 5/01/16 – AMBAC Insured (Alternative Minimum Tax)
2,045	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	2,154,919
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
2,475	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,589,890
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
3,370	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	3/08 at 100.00	AAA	3,424,527
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,456,236
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – FSA Insured (Alternative
	Minimum Tax)
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AAA	1,081,113
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – FSA Insured (Alternative
	Minimum Tax)

21,570	Total Housing/Multifamily			21,974,145

	Housing/Single Family – 0.8% (0.4% of Total Investments)
30	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 101.00	Aaa	30,011
	Bonds, Series 1999B, 5.250%, 4/01/31 – MBIA Insured (Alternative Minimum Tax)
690	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage	4/08 at 102.00	Aaa	685,722
	Revenue Bonds, Series 1999, 5.200%, 4/01/32 – MBIA Insured (Alternative Minimum Tax)
3,780	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	1/10 at 24.65	Aaa	829,672
	7/01/30 – FSA Insured (Alternative Minimum Tax)

4,500	Total Housing/Single Family			1,545,405

	Tax Obligation/General – 3.9% (2.8% of Total Investments)
4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	5,096,302
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	AAA	1,967,294
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AAA	1,447,324

8,225	Total Tax Obligation/General			8,510,920

	Tax Obligation/Limited – 63.9% (44.9% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	AAA	4,136,372
	7/01/19 – MBIA Insured
3,750	Broward County School Board, Florida, Certificates of Participation, Series 2007A, Trust K91W,	7/17 at 100.00	A1	3,777,300
	7.559%, 7/01/32 – FGIC Insured (IF)
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,557,135
	MBIA Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AAA	3,129,000
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	AAA	1,678,374
	MBIA Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 – MBIA Insured	8/12 at 101.00	Aaa	1,038,680
1,000	5.125%, 8/01/31 – MBIA Insured	8/12 at 101.00	Aaa	1,025,750
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AAA	2,574,800
	2/01/22 – MBIA Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,560,450
	Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AAA	1,225,584
	MBIA Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	Aaa	1,540,013
	5.000%, 7/01/19 – FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – MBIA Insured	11/10 at 101.00	AAA	3,533,183
3,345	5.375%, 11/01/30 – MBIA Insured	11/10 at 101.00	AAA	3,512,183
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – MBIA Insured	11/11 at 101.00	AAA	1,073,930
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	10/09 at 101.00	Aaa	2,289,965
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	Aaa	5,508,984
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	4/08 at 100.50	AAA	1,088,305
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	4/08 at 100.50	AAA	1,027,844
	5.900%, 12/01/15 (Mandatory put 12/01/08) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	A3	1,567,980
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	6,012,420
	7/01/29 – MBIA Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	2,071,060
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	Aaa	1,037,640
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	AAA	2,675,134
	7/01/22 – MBIA Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	Aaa	1,054,850
	Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	1,629,375
	10/01/20 – MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	7/14 at 100.00	AAA	1,322,842
	7/01/21 – AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	AAA	1,844,353
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	AAA	2,124,060
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	Aaa	1,303,726
	FGIC Insured
2,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	2,001,960
	11/01/31 – AMBAC Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/08 at 49.54	AAA	8,850,059
	10/01/21 – MBIA Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	Aaa	1,001,720
	8/01/30 – FGIC Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	Aaa	1,009,720
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	Aaa	3,397,385
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AAA	2,507,675
	XLCA Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	Aaa	2,625,525
5,500	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	5,753,275
	Palm Beach County School Board, Florida, Certificates of Participation, Residual Trust 1020:
1,970	12.761%, 8/01/26 – MBIA Insured (IF)	8/17 at 100.00	AAA	2,052,425
580	12.781%, 8/01/27 – MBIA Insured (IF)	8/17 at 100.00	AAA	604,267
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	2,186,615
	8/01/24 – FGIC Insured
5,340	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	Aaa	5,575,387
	5.250%, 6/01/11 – FGIC Insured
	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993:
2,500	5.375%, 6/01/08 – FGIC Insured	No Opt. Call	AAA	2,527,000
4,000	5.375%, 6/01/10 – FGIC Insured	No Opt. Call	AAA	4,270,200
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	1,403,168
	5.000%, 8/15/21 – FSA Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AAA	997,820
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
3,500	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aaa	3,588,410
	Series 2008, 5.000%, 7/01/33 – FSA Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,426,736
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,405	5.125%, 10/01/19 – FSA Insured	10/13 at 100.00	Aaa	1,530,031
1,475	5.125%, 10/01/20 – FSA Insured	10/13 at 100.00	Aaa	1,606,260
1,555	5.125%, 10/01/21 – FSA Insured	10/13 at 100.00	Aaa	1,693,379
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	Aaa	1,297,614
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	4,466,520
	8/01/24 – FSA Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,148,000
3,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007, Trust 1035,	8/17 at 100.00	Aaa	3,317,760
	12.511%, 8/01/32 – FSA Insured (IF)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aaa	1,875,999
	12/01/24 – FSA Insured

141,355	Total Tax Obligation/Limited			137,636,202

	Transportation – 9.5% (6.7% of Total Investments)
9,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	9,114,389
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	2,188,249
	AMBAC Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/08 at 100.00	AAA	1,102,838
	MBIA Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,148,640
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	Aaa	5,925,229
	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)

19,865	Total Transportation			20,479,345

	U.S. Guaranteed – 16.6% (11.7% of Total Investments) (4)
5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of	6/09 at 101.00	AAA	5,632,892
	West Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) –
	MBIA Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	AAA	4,412,049
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
4,750	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series	10/10 at 102.00	Aaa	5,252,218
	2000D-1, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AAA	3,191,200
	(Pre-refunded 9/01/11) – MBIA Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AAA	2,043,927
	(Pre-refunded 9/01/13) – MBIA Insured
5,715	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	6,784,904
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	Aaa	5,611,700
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	Aaa	1,390,092
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	4/08 at 100.00	AAA	1,517,580
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

39,265	Total U.S. Guaranteed			35,836,562

	Utilities – 7.3% (5.1% of Total Investments)
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – MBIA Insured	10/17 at 100.00	AAA	3,086,700
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AAA	6,323,039
	10/01/14 – AMBAC Insured
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A,	No Opt. Call	AAA	3,735,443
	6.000%, 10/01/09 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA	2,577,700

17,025	Total Utilities			15,722,882

	Water and Sewer – 26.0% (18.3% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	Aaa	1,308,950
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
5,000	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	5,322,450
4,500	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	4,659,165
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	AAA	1,003,812
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AAA	516,985
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – MBIA Insured	10/13 at 100.00	AAA	1,332,375
1,095	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,139,599
1,225	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,268,328
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/09 at 101.00	Aaa	1,013,580
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 –	9/08 at 102.00	Aaa	8,202,319
	FGIC Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	Aaa	1,095,550
	FGIC Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2007B, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	1,563,300
	MBIA Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,523,849
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aaa	2,159,780
	MBIA Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – MBIA Insured	10/13 at 100.00	AAA	1,489,172
1,000	5.250%, 10/01/18 – MBIA Insured	10/13 at 100.00	AAA	1,088,390
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AAA	1,870,890
	5.000%, 10/01/20 – MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – MBIA Insured	10/13 at 100.00	AAA	1,086,250
500	5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AAA	543,125
500	5.250%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	543,125
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aaa	1,222,826
	FGIC Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – MBIA Insured	5/12 at 100.00	AAA	1,291,578
1,980	5.250%, 5/01/17 – MBIA Insured	5/12 at 100.00	AAA	2,149,013
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	Aaa	1,038,680
	MBIA Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	Aaa	1,484,576
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	Aaa	829,814
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	Aaa	538,840
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,149,656
	1992, 6.000%, 10/01/19 – MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	4/08 at 101.00	AAA	1,316,380
	AMBAC Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AAA	2,146,040
	5.250%, 10/01/23 – MBIA Insured
1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 – FSA Insured	10/11 at 101.00	AAA	1,134,287

52,655	Total Water and Sewer			56,032,684

$ 312,525	Total Investments (cost $293,409,611) – 142.3%			306,548,933

	Other Assets Less Liabilities – 9.2%			19,927,059

	Preferred Shares, at Liquidation Value – (51.5)% (5)			(111,000,000)

	Net Assets Applicable to Common Shares – 100%			$215,475,992

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Royal Bank of Canada	$1,500,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$124,060

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

All of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below
AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.2)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $293,211,929.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 14,487,082
Depreciation	(1,150,078)

Net unrealized appreciation (depreciation) of investments	$ 13,337,004

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.